25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) CAD / shares
Canadian dollar (“CAD”) weakens
DisclosureOfCurrencyRiskLineItems [Line Items]
Foreign exchange rate	1.2545
Sensitivity foreign exchange rate	1.3800
Change in net income (loss) | $	$ 884
Canadian dollar (“CAD”) strengthens
DisclosureOfCurrencyRiskLineItems [Line Items]
Foreign exchange rate	1.2545
Sensitivity foreign exchange rate	1.1291
Change in net income (loss) | $	$ (884)